Financial Instruments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial Instruments
23.	Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements as of December 31, 2022 and 2021, respectively.

	Carrying amount per measurement category
	Financial assets		Financial liabilities
Euros in thousands	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	31.12.2022
Current/non-current assets
Cash and cash equivalents	—	148,519	—	—	148,519
Short-term deposits*	—	154,930	—	—	154,930
Bonds*	—	58,756	—	—	58,756
Accounts receivables	—	1,111	—	—	1,111
Other current/non-current assets	—	2,402	—	—	2,402

Current/non-current liabilities
Accounts payable	—	—	—	11,735	11,735
Other current liabilities	—	—	—	54	54
Liabilities for warrants	—	—	16,914	—	16,914
Lease liabilities	—	—	—	14,563	14,563

Total	—	365,718	16,914	26,352	408,984

	Carrying amount per measurement category
	Financial assets		Financial liabilities
Euros in thousands	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	31.12.2021
Current/non-current assets
Cash and cash equivalents	—	132,994	—	—	132,994
Short-term deposits*	—	—	—	—	—
Bonds*	—	12,123	—	—	12,123
Accounts receivables	—	682	—	—	682
Other current/non-current assets	—	691	—	—	691

Current/non-current liabilities
Accounts payable	—	—	—	11,624	11,624
Other current liabilities	—	—	—	727	727
Liabilities for warrants	—	—	27,859	—	27,859
Lease liabilities	—	—	—	9,853	9,853

Total	—	146,490	27,859	22,204	196,553

*	“Short-term deposits” and “Bonds” are classified within Other financial assets

In all valuation categories with the exception of Bonds, the carrying amount represents a reasonable approximation of the fair value based on the short-term maturities of these instruments. Set out below are the carrying amounts and fair values of the Group’s Bonds as of December 31, 2022 and 2021, respectively. The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

	As of
	December 31, 2022		December 31, 2021
Euros in thousands	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	58,756	58,300	12,123	12,113

Total	58,756	58,300	12,123	12,113

The following methods and assumptions were used to estimate the fair values: All financial assets are categorized Level 1 and therefore are valued using quoted (unadjusted) market prices. All financial liabilities are also categorized Level 1.
The bonds’ contractual cash flows represent solely payments of principal and interest and Immatics intends to hold the bonds to collect the contractual cash flows. The Group therefore accounts for the bonds as a financial asset at amortized cost. Bonds are classified as Level 1 of the fair value hierarchy, as they are listed on publicly traded markets.
Liabilities for warrants are comprised of the Immatics Warrants issued to investors with a cashless exercise mechanism as a current liability which the Company accounted for according to provisions of IAS 32. The Company measures the warrants at fair value by using the closing price of warrants at Nasdaq. The warrants are measured in each reporting period. Changes in the fair value are recognized in the Company’s Consolidated Statement of Profit/(Loss) as financial income or expenses, as appropriate. The warrants are classified as Level 1 of the fair value hierarchy. The maturity of the liabilities for warrants is dependent on the development of the share price as well as the decisions by the Immatics Warrants holders.
The Groups net result from financial instruments by measurement categories are disclosed below for the years ended December 31, 2022 and 2021, respectively.

	Year ended December 31,
Euros in thousands	2022	2021	2020
Financial assets at amortized cost	1,849	5,119	(8,959)
Financial assets at fair value through profit and loss	—	(884)	2,099
Financial liabilities at amortized cost	(712)	(286)	(254)
Financial liabilities at fair value through profit and loss	10,945	(10,990)	17,775

Total	12,082	(7,041)	10,661

The following table shows the changes of the liabilities from financing activities, classified as cash effective and non-cash
effective as of December 31, 2022 and 2021, respectively.

	As of
	December 31, 2022		December 31, 2021
Euros in thousands	Cash effective	Non-cash effective	Cash effective	Non-cash effective
Liabilities for warrants	—	10,945	—	(10,990)
Lease Liabilities	2,843	4,710	2,707	3,666

Total	2,843	15,655	2,707	(7,324)